Other Current Liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities
Accrual for employee bonuses	€ 1,350	€ 1,731
Accrual for outstanding vacation	372	403
Payroll tax	395	135
Wages and salaries	196	212
Social security	37	21
Other	41	63
Total other current liabilities	€ 2,392	€ 2,565